Note 16 - Other Long-term Liabilities - Assumptions (Details)	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Retirement Indemnity Plans, France [Member]
Discount rate	0.90%	1.60%
Salary increase	2.50%	2.50%
Retirement age	65	65
Average retirement remaining service period	24	24
Defined Benefit Retirement Indemnity Plans, Japan [Member]
Discount rate	0.60%	0.50%
Salary increase	2.50%	2.50%
Retirement age	60	60
Average retirement remaining service period	14	14